Preparation Basis and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Preparation Basis and Presentation of Financial Statements [Abstract]
Schedule of Direct and Indirect Subsidiaries

We highlight the direct and indirect subsidiaries included in the consolidated financial statements:

			% interest
	Line of business	Country	12/31/2025(1)	12/31/2024(1)
Direct subsidiaries
BR Partners Assessoria Financeira Ltda.	Rendering of Services	Brazil	99.99	99.99
BR Partners Gestão de Recursos Ltda.	Rendering of Services	Brazil	99.99	99.99
BR Partners Participações Financeiras Ltda.	Financial holding company	Brazil	99.99	99.99
BR Partners Mercados de Capitais Ltda.	Rendering of Services	Brazil	99.99	99.99
BR Partners Assessoria em Soluções de Capital Ltda. (3)	Rendering of Services	Brazil	99.99	99.99
BR Partners Assessoria Financeira Rio de Janeiro (4)	Rendering of Services	Brazil	100	-
Indirect subsidiaries
BR Partners Banco de Investimento S.A.	Investment bank	Brazil	99.99	99.99
BR Partners Europe B.V.	Rendering of Services	Netherlands	100	100
BR Partners Corretora de Seguro Ltda.	Rendering of Services	Brazil	99.99	99.99
Investment funds (2)
Total Fundo de Investimento Multimercado Investimento no Exterior - Crédito Privado	Investment fund	Brazil	100	100
BR Partners Capital	Investment fund	Little Cayman	100	100

(1)	Percentages below 100% refer to the interest of BR Partners Holdco Participações S.A. (Holding).
(2)	Investment funds in which the Group substantially assumes or retains risks and rewards were consolidated.
(3)	On June 16, 2025, the corporate name of BR Partners Assessoria em Reestruturação Financeira Ltda. was changed to BR Partners Assessoria em Soluções de Capital Ltda.
(4)	The subsidiary was incorporated in the third quarter of 2025, headquartered in Rio de Janeiro, with the corporate purpose of providing business management consulting services.